Putnam ESG Ultra Short ETF
The fund's portfolio
7/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (71.8%)(a)
	Principal amount	Value
Banking (41.2%)
AIB Group PLC 144A sr. unsec. notes 4.75%, 10/12/23 (Ireland)	$200,000	$199,414
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.745%, 2/18/25 (United Kingdom)	1,005,000	1,004,923
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	200,000	198,195
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	200,000	198,690
Bank of America Corp. sr. unsec. FRN (US SOFR + 1.10%), 6.419%, 4/25/25	869,000	871,391
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	565,000	558,946
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	265,000	260,755
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.71%), 5.908%, 3/8/24 (Canada)	100,000	100,086
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.598%, 7/9/24 (Canada)	1,130,000	1,125,740
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.94%, 4/25/25	725,000	723,647
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.52%, 10/25/24	869,000	863,829
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 5.715%, 7/31/24 (Canada)	1,810,000	1,804,579
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.51%, 2/4/25 (France)	692,000	687,094
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	285,000	286,103
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	689,000	676,662
BNP Paribas SA 144A sr. unsec. FRN 4.705%, 1/10/25 (France)	1,160,000	1,153,048
BPCE SA 144A sr. unsec. FRN (ICE LIBOR USD 3 Month + 1.24%), 6.78%, 9/12/23 (France)	780,000	780,549
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,000,000	996,130
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.722%, 10/18/24 (Canada)	872,000	869,157
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	380,000	377,712
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 5.96%, 3/14/25 (Australia)	545,000	546,434
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	545,000	542,919
Cooperatieve Rabobank UA 144A sr. unsec. unsub. notes 3.875%, 9/26/23 (Netherlands)	250,000	249,142
Cooperative Rabobank UA company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	1,000,000	995,385
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	1,540,000	1,494,928
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	935,000	936,042
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	665,000	654,563
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	990,000	969,283
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	199,842
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.893%, 3/28/26 (Netherlands)	665,000	668,349
ING Groep NV sr. unsec. notes 3.55%, 4/9/24 (Netherlands)	200,000	196,861
ING Groep NV sr. unsec. notes 4.10%, 10/2/23 (Netherlands)	400,000	398,542
Intesa Sanpaolo SpA company guaranty sr. unsec. notes 5.25%, 1/12/24 (Italy)	1,375,000	1,368,864
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	1,000,000	995,377
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	116,000	109,089
KeyBank NA sr. unsec. notes 4.70%, 1/26/26	255,000	243,257
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	200,000	195,709
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.05%, 8/16/23 (United Kingdom)	608,000	607,562
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.30%, 1/22/25 (Australia)	255,000	242,789
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	200,000	199,356
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 4.788%, 7/18/25 (Japan)	415,000	410,282
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	278,000	276,818
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 0.61%), 6.123%, 9/8/24 (Japan)	200,000	199,992
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.678%, 1/12/25 (Australia)	1,015,000	1,011,555
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 5.598%, 8/6/24 (Canada)	1,525,000	1,522,793
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	250,000	244,950
Nordea Bank ABP 144A sr. unsec. notes 3.75%, 8/30/23 (Finland)	200,000	199,682
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	407,000	407,198
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	341,000	335,039
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 5.616%, 10/7/24 (Canada)	1,445,000	1,439,071
Santander Holdings USA, Inc. sr. unsec. notes 3.50%, 6/7/24	1,000,000	976,449
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (ICE LIBOR USD 3 Month + 0.32%), 5.816%, 9/1/23 (Sweden)	765,000	765,003
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	1,042,000	1,034,172
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	602,000	597,377
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (CME Term SOFR 3 Month + 1.06%), 6.372%, 10/16/23 (Japan)	100,000	100,112
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,000,000	987,871
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 5.66%, 9/16/24 (Japan)	1,425,000	1,420,973
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 5.552%, 9/10/24 (Canada)	590,000	587,894
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.91%), 6.108%, 3/8/24 (Canada)	600,000	601,294
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.40%), 5.601%, 6/9/25	1,065,000	1,041,379
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	700,000	686,848
UniCredit SpA 144A sr. unsec. unsub. notes 7.83%, 12/4/23 (Italy)	350,000	351,168
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.445%, 11/18/24 (Australia)	780,000	778,217

		41,527,080
Capital goods (1.0%)
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 5.968%, 12/13/24	500,000	499,230
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.82%, 12/14/23	545,000	545,210

		1,044,440
Communication services (1.7%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	285,000	278,379
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	331,000	331,275
Verizon Communications, Inc. sr. unsec. unsub. FRN (ICE LIBOR USD 3 Month + 1.10%), 6.421%, 5/15/25	605,000	609,749
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	498,000	463,162

		1,682,565
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (US SOFR + 0.43%), 5.632%, 3/11/24 (Netherlands)	336,000	336,487

		336,487
Consumer cyclicals (3.7%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.108%, 4/1/25	1,795,000	1,799,740
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	120,000	120,508
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	425,000	426,184
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 0.75%, 3/1/24	235,000	227,687
Netflix, Inc. sr. unsec. notes 5.75%, 3/1/24	96,000	95,756
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.75%), 6.05%, 12/11/23	200,000	200,324
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.32%), 5.612%, 1/13/25	300,000	299,200
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.33%), 5.611%, 1/11/24	326,000	326,073
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 0.875%, 11/22/23	200,000	196,844

		3,692,316
Consumer finance (4.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.875%, 1/16/24 (Ireland)	1,180,000	1,172,935
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	275,000	259,849
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	150,000	149,680
Air Lease Corp. sr. unsec. notes Ser. MTN, 4.25%, 2/1/24	318,000	315,250
Air Lease Corp. sr. unsec. notes Ser. MTN, 0.70%, 2/15/24	178,000	172,988
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 6.114%, 3/4/25	640,000	642,594
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 5.814%, 5/3/24	359,000	359,544
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	81,000	80,358
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (CME Term SOFR 3 Month + 0.54%), 5.841%, 1/12/24	905,000	904,313
General Motors Financial Co., Inc. sr. unsec. sub. FRN (US SOFR + 0.76%), 5.958%, 3/8/24	250,000	249,937

		4,307,448
Consumer staples (1.3%)
General Mills, Inc. sr. unsec. unsub. FRN (CME Term SOFR 3 Month + 1.27%), 6.58%, 10/17/23	475,000	475,300
Kenvue, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/22/25	400,000	401,574
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	425,000	412,110

		1,288,984
Financial (0.4%)
Macquarie Group, Ltd. 144A sr. unsec. FRN (US SOFR + 0.71%), 6.013%, 10/14/25 (Australia)	261,000	259,387
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	100,000	99,979

		359,366
Health care (1.7%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	33,000	32,879
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	385,000	381,705
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	516,000	509,721
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 5.832%, 10/18/24	370,000	370,000
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 5.692%, 10/18/23	455,000	455,056

		1,749,361
Insurance (6.6%)
Athene Global Funding 144A FRN (ICE LIBOR USD 3 Month + 0.73%), 6.273%, 1/8/24	245,000	244,011
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.705%, 8/19/24	250,000	246,421
Athene Global Funding 144A notes 1.716%, 1/7/25	835,000	778,455
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 6.10%, 3/21/25	1,500,000	1,501,422
MassMutual Global Funding II 144A FRN (US SOFR + 0.36%), 5.649%, 4/12/24	200,000	199,947
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 6.14%, 3/21/25	1,000,000	1,005,946
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.625%, 1/14/25	230,000	229,474
Pacific Life Global Funding II 144A FRN (US SOFR Compounded Index + 0.80%), 6.058%, 3/30/25	587,000	587,476
Principal Life Global Funding II 144A FRN (US SOFR + 0.45%), 5.739%, 4/12/24	810,000	810,055
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.535%, 8/23/24	500,000	499,137
Protective Life Global Funding 144A notes 0.631%, 10/13/23	500,000	494,647

		6,596,991
Investment banking/Brokerage (5.0%)
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.50%), 5.721%, 3/18/24	531,000	529,904
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	475,000	457,399
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	705,000	690,416
Deutsche Bank AG sr. unsec. unsub. notes Ser. E, 0.962%, 11/8/23 (Germany)	150,000	147,887
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.70%), 6.016%, 1/24/25	1,088,000	1,085,168
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.804%, 10/21/24	11,000	10,978
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.702%, 9/10/24	100,000	99,764
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.757%, 1/24/25	233,000	227,792
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 0.925%, 10/21/24	350,000	345,710
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	665,000	658,337
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 0.47%), 5.592%, 11/10/23	278,000	277,869
Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, 2.72%, 7/22/25	200,000	193,668
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	280,000	280,492

		5,005,384
Real estate (1.6%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	495,000	472,609
Boston Properties, LP sr. unsec. unsub. notes 3.80%, 2/1/24(R)	100,000	98,061
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.927%, 7/25/25(R)	168,000	168,155
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 5.786%, 4/23/24	728,000	728,012
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	100,000	99,328

		1,566,165
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	237,000	231,623

		231,623
Utilities and power (2.8%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	1,665,000	1,625,104
Enbridge, Inc. company guaranty sr. unsec. notes 0.55%, 10/4/23 (Canada)	100,000	99,076
Enbridge, Inc. company guaranty sr. unsec. notes 5.969%, 3/8/26 (Canada)	200,000	199,833
Eversource Energy sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.25%), 5.379%, 8/15/23	100,000	99,924
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	208,000	204,968
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.40%), 5.494%, 11/3/23	580,000	579,888

		2,808,793

Total corporate bonds and notes (cost $72,400,553)		$72,197,003

COMMERCIAL PAPER (26.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alimentation Couche-Tard, Inc. (Canada)	5.457	8/2/23	$650,000	$649,800
American Honda Finance Corp.	5.667	9/22/23	350,000	347,146
Aon Corp.	5.268	8/1/23	769,000	768,885
Arrow Electronics, Inc.	5.920	8/14/23	650,000	648,541
Arrow Electronics, Inc.	5.703	8/3/23	350,000	349,833
AT&T, Inc.	5.562	10/19/23	400,000	395,069
Autonation, Inc.	5.901	8/1/23	1,000,000	999,842
Banco Santander SA (Spain)	5.399	11/10/23	600,000	590,594
Bell Canada (Canada)	5.424	8/10/23	500,000	499,234
Bell Canada (Canada)	5.424	8/4/23	750,000	749,541
Berkshire Hathaway Energy Co.	5.437	8/14/23	600,000	598,726
Cabot Corp.	5.406	8/1/23	500,000	499,924
CNH Industrial Capital, LLC	5.700	9/5/23	600,000	596,579
Crown Castle, Inc.	6.103	9/14/23	400,000	397,107
Crown Castle, Inc.	5.920	8/8/23	600,000	599,233
Enbridge US, Inc.	5.493	8/16/23	300,000	299,252
Fidelity National Information Services, Inc.	5.524	8/16/23	1,250,000	1,246,967
General Motors Financial Co., Inc.	5.565	8/2/23	600,000	599,814
HP, Inc.	5.513	8/16/23	540,000	538,690
Humana, Inc.	5.530	8/22/23	650,000	647,711
Humana, Inc.	5.565	8/7/23	600,000	599,329
International Flavors & Fragrances, Inc.	6.030	8/4/23	650,000	649,606
International Flavors & Fragrances, Inc.	5.951	8/1/23	350,000	349,947
Intesa Sanpaolo Funding, LLC (Spain)	5.690	11/7/23	250,000	245,993
Marriott International, Inc./MD	5.532	8/15/23	500,000	498,842
National Australia Bank, Ltd. (Australia)	5.800	11/30/23	500,000	500,425
NatWest Markets PLC (United Kingdom)	5.641	2/9/24	1,500,000	1,454,066
Nordea Bank ABP (Finland)	5.720	10/10/23	1,000,000	1,000,381
Nutrien, Ltd. (Canada)	5.535	8/22/23	600,000	597,982
Otis Worldwide Corp.	5.680	8/23/23	500,000	498,243
Penske Truck Leasing Co.	5.526	8/25/23	650,000	647,471
Penske Truck Leasing Co.	5.417	8/11/23	300,000	299,490
PPG Industries, Inc.	5.596	9/18/23	365,000	362,266
PPG Industries, Inc.	5.416	8/7/23	633,000	632,328
Protective Life Corp.	5.473	8/10/23	750,000	748,841
S&P Global, Inc.	5.512	8/8/23	600,000	599,264
S&P Global, Inc.	5.361	8/3/23	650,000	649,701
Targa Resources Corp.	6.001	8/1/23	1,000,000	999,858
Thomson Reuters Corp. (Canada)	5.427	8/9/23	650,000	649,096
UDR, Inc.	5.475	8/10/23	650,000	649,014
Walt Disney Co. (The)	5.248	9/6/23	275,000	273,487
WEC Energy Group, Inc.	5.321	8/3/23	1,250,000	1,249,431

Total commercial paper (cost $26,184,651)				$26,177,549

CERTIFICATES OF DEPOSIT (1.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC/NY FRN (United Kingdom)	5.990	6/21/24	$300,000	$300,019
MUFG Bank Ltd./New York, NY FRN (Japan)	5.690	11/14/23	1,000,000	1,000,214

Total certificates of deposit (cost $1,299,995)				$1,300,233

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Ford Credit Auto Owner Trust Ser. 20-C, Class A3, 0.41%, 7/15/25	$22,373	$21,965
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	437,000	423,554
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	317,000	316,790

Total asset-backed securities (cost $761,627)		$762,309
TOTAL INVESTMENTS

Total investments (cost $100,646,826)		$100,437,094

	Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $100,557,770.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	55.8%
	Canada	12.1
	United Kingdom	5.7
	France	4.9
	Japan	4.6
	Australia	3.4
	Netherlands	3.0
	Ireland	1.8
	Italy	1.7
	Germany	1.3
	Spain	1.2
	Finland	1.2
	Norway	0.9
	Singapore	0.9
	Sweden	0.8
	Switzerland	0.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$762,309	$—
Certificates of deposit	—	1,300,233	—
Commercial paper	—	26,177,549	—
Corporate bonds and notes	—	72,197,003	—

Totals by level	$—	$100,437,094	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com